Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Capital
CET1 capital	$ 104,956	$ 98,748
Tier 1 capital	116,072	110,393
Total capital	129,935	122,399
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	630,182	590,306
Market risk	40,045	41,506
Operational risk	107,760	98,413
Total RWA	$ 777,987	$ 730,225
Capital ratios and Leverage ratio
CET1 ratio	13.50%	13.50%
Tier 1 capital ratio	14.90%	15.10%
Total capital ratio	16.70%	16.80%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure	$ 2,705,109	$ 2,491,090
TLAC available and ratios
TLAC available	$ 240,463	$ 230,385
TLAC ratio	30.90%	31.50%
TLAC leverage ratio	8.90%	9.20%